Schedule of investments
Delaware International Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.47%Δ
Denmark − 5.60%
Novo Nordisk Class B	235,180	$16,405,962
		16,405,962
France − 22.72%
Air Liquide	109,080	17,889,830
Danone	249,110	16,360,525
Orange	724,930	8,620,535
Publicis Groupe	296,740	14,776,006
Sodexo	105,160	8,892,604
		66,539,500
Germany − 11.28%
adidas AG †	31,000	11,277,954
Fresenius Medical Care AG & Co.	186,160	15,523,396
SAP	48,100	6,229,854
		33,031,204
Japan − 16.99%
Asahi Group Holdings	191,100	7,869,922
Kao	59,800	4,619,921
KDDI	381,600	11,314,540
Kirin Holdings	159,400	3,763,912
Lawson	109,600	5,100,350
Secom	44,500	4,105,202
Seven & i Holdings	366,800	12,988,606
		49,762,453
Netherlands − 4.13%
Koninklijke Ahold Delhaize	428,090	12,085,979
		12,085,979
Sweden − 8.93%
Essity Class B	179,000	5,767,233
Hennes & Mauritz Class B †	325,360	6,829,978
Securitas Class B	839,780	13,548,682
		26,145,893
Switzerland − 16.05%
Nestle	145,600	17,211,567
Roche Holding	52,740	18,369,266
Swatch Group	42,020	11,422,851
		47,003,684
United Kingdom − 12.77%
Diageo	395,410	15,562,013
G4S †	4,613,910	16,013,567
Next †	60,250	5,838,288
		37,413,868
Total Common Stock (cost $265,130,532)		288,388,543

	Number of shares	Value (US $)

Exchange-Traded Funds – 1.18%
iShares MSCI EAFE ETF	1,230	$89,741
Vanguard FTSE Developed Markets ETF	71,010	3,352,382
Total Exchange-Traded Funds (cost $2,913,014)		3,442,123

Short-Term Investments – 0.12%
Money Market Mutual Funds – 0.12%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	86,242	86,242
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	86,242	86,242
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	86,242	86,242
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	86,242	86,242
Total Short-Term Investments (cost $344,968)		344,968

Total Value of Securities−99.77% (cost $268,388,514)		292,175,634
Receivables and Other Assets Net of Liabilities — 0.23%		685,535
Net Assets Applicable to 21,831,600 Shares Outstanding — 100.00%	$292,861,169
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

NQ-QRV [12/20] 2/21 (1511438)    1

Schedule of investments
Delaware International Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(99,567)	USD	112,673	1/4/21	$189	$—
BNYM	EUR	(196,595)	USD	241,472	1/4/21	1,273	—
BNYM	EUR	(250,587)	USD	307,063	1/5/21	889	—
BNYM	JPY	(26,463,541)	USD	255,381	1/4/21	—	(926)
BNYM	SEK	11,184,944	USD	(1,364,966)	1/4/21	—	(5,430)
Total Foreign Currency Exchange Contracts						$2,351	$(6,356)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CHF – Swiss Franc
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
JPY – Japanese Yen
MSCI – Morgan Stanley Capital International
SEK – Swedish Krona
USD – US Dollar
2    NQ-QRV [12/20] 2/21 (1511438)